Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 82,545	$ (233)	$ (69,755)	$ 12,557
Balance (in Shares) at Dec. 31, 2019	4,257,790
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 14.a.1)		23			23
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 14.a.1) (in Shares)	41,090
Share based compensation expense		77			77
Share based compensation expense (in Shares)	7,665
Expenses underlying shelf registration		(41)			(41)
Warrants underlying loan agreement (see Note 14.a.5)		30			30
Exercise of options		193			193
Exercise of options (in Shares)	84,618
Other comprehensive loss			(10)		(10)
Net income (Loss)				(960)	(960)
Balance at Dec. 31, 2020		82,827	(243)	(70,715)	11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163
Share based compensation expense		94			94
Share based compensation expense (in Shares)	7,188
Issuance of Ordinary Shares in connection with Prospectus Supplement		1,814			1,814
Issuance of Ordinary Shares in connection with Prospectus Supplement (in Shares)	800,000
Exercise of options		119			119
Exercise of options (in Shares)	52,167
Net income (Loss)				451	451
Balance at Dec. 31, 2021		84,854	(243)	(70,264)	14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518
Share based compensation expense		241		(144)	97
Issuance of Ordinary Shares in connection with Prospectus Supplement		912			912
Issuance of Ordinary Shares in connection with Prospectus Supplement (in Shares)	450,000
Exercise of options		2			2
Exercise of options (in Shares)	1,000
Net income (Loss)				1,276	1,276
Balance at Dec. 31, 2022		$ 86,009	$ (243)	$ (69,132)	$ 16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518